EQUIPMENT ON OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EQUIPMENT ON OPERATING LEASES
Equipment on operating leases	$ 1,657,977	$ 1,148,622
Less accumulated depreciation	(199,652)	(174,315)
Equipment on operating leases, net	1,458,325	974,307
Depreciation expense	141,688	114,053	107,836
Lease payments owed to the company for equipment under non-cancelable operating leases
2015	137,836
2016	94,417
2017	39,333
2018	14,007
2019 and thereafter	3,373
Total lease payments	$ 288,966